Convertible Notes (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 17, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Term of debt issuance costs amortization		2 years
Debt interest rate		0.56%
Amortization of debt issuance costs		$ 1,094	$ 1,094	$ 1,094
Estimated fair value of the notes classified as Level 2 financial instruments		301,157	258,941
Exceeded principal amount		101,157	58,941
Convertible Notes
Debt Instrument [Line Items]
Principal amount	$ 200,000	$ 200,000	$ 200,000
Percentage of convertible senior note	0.00%
Due date	2026-12-01
Conversion rate description	The Notes will be convertible based on an initial conversion rate of 17.1092 ordinary shares per $1,000 principal amount of notes, equivalent to an initial conversion price of approximately $58.45 per ordinary share, which represents a conversion premium of approximately 30% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on November 18, 2021. The closing price of the Company’s shares on December 31, 2024 was $80.77.
Conversion rate percentage	130.00%
Percentage of repurchase price equal to principal amount of convertible notes	100.00%
Percentage of cash repurchase price equal to principal amount of convertible notes	100.00%